Trade Accounts Receivable, Net - Summary of Past Due Accounts Receivable (Detail) - Financial assets past due but not impaired [member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade accounts receivables [line items]
Current	$ 104.2	$ 217.0
Trade accounts receivable, net	160.5	363.0
Not later than three months [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	25.6	52.6
From 91 to 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	10.3	13.6
More than 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	$ 20.4	$ 79.8